SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Revenues Based of Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 102,825	$ 77,494	$ 69,906
U.S.A. [Member]
Disclosure of geographical areas [line items]
Revenue	60,405	40,585	26,559
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	26,355	25,340	30,624
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	5,348	3,825	3,223
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue	5,248	4,221	6,036
Asia [Member]
Disclosure of geographical areas [line items]
Revenue	4,979	3,028	2,900
Others [Member]
Disclosure of geographical areas [line items]
Revenue	$ 490	$ 495	$ 564